Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information concerning the compensation of our Principal Executive Officer (“PEO”) and other NEOs for each of the fiscal years ending December 31, 2023, 2022, and 2021 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(5)	Total Stockholder Return ($)(6)	Peer Group Total Stockholder Return ($)(7)	Net Income ($ ,000)	Organic Revenue Growth (%)(8)

2023	$4,256,700	4,256,700	$2,613,734	$3,088,497	$156	$109	$194,480	15.0%
2022	4,478,995	4,478,995	2,530,394	3,369,573	151	97	163,257	16.4%
2021	2,456,731	2,456,731	8,972,955	22,246,054	147	109	56,632	22.4%

(1)
Only three years of compensation and performance history are provided since the Company's IPO was on July 21, 2021.
(2)
Patrick G. Ryan was our PEO in 2021, 2022 and 2023. Prior to our IPO, Mr. Ryan did not receive any salary for his role as our Chief Executive Officer.
(3)
Since our PEO has never received incentive equity grants and the Company does not have a pension plan, Compensation Actually Paid (“CAP”) to our PEO is the same amount as reported as total compensation in our Summary Compensation Table (“SCT”) for each year.
(4)
Our NEOs (other than our PEO) for 2022 and 2023 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, and Brendan M. Mulshine. Our NEOs (other than our PEO) for 2021 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, Michael T. VanAcker, and Diane M. Aigotti. Diane M. Aigotti was our Chief Financial Officer until she resigned from the Company on March 1, 2021.
(5)
The following table provides a reconciliation calculation of the average Non-PEO NEOs’ CAP back to the average Non-PEO NEOs’ SCT total:

Year	Average SCT Total	SCT Grant Date Fair Value Deduction	Year End Value of Equity Granted During Year and Unvested at End of Year	Fair Value as of Vesting Date of Equity Granted During Year and Vested During Year	Change in Fair Value of Equity Granted in Prior Year and Unvested at End of Year	Change in Fair Value of Equity Granted in Prior Year and Vested During Year	Average CAP

2023	$2,613,734	$(374,999)	$392,166	$—	$439,155	$18,441	$3,088,497
2022	2,530,394	(308,222)	367,125	—	928,526	(148,250)	3,369,573
2021	8,972,955	(4,324,316)	17,418,303	179,112	—	—	22,246,054
(6)
Total Stockholder Return (“TSR”) is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The TSR is calculated from July 22, 2021, the first trading date of our Class A Common Stock after our IPO, through the end of the applicable year.
(7)
Our Peer Group TSR for the relevant fiscal year represents the cumulative TSR of the S&P 500 Financials Sector Index, consistent with the industry index used in our “Performance Graph” pursuant to Section 201(e) of regulation S-K as presented in Item 5 of our Annual Report on Form 10-K. The Peer Group TSR is calculated from July 22, 2021, the first trading date of our Class A Common Stock after our IPO, through the end of the applicable year.
(8)
Ryan Specialty’s most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal year 2023 is Organic Revenue Growth. Organic Revenue Growth is a Non-GAAP Measure. For a definition and a reconciliation of Organic Revenue Growth Rate to the most directly comparable GAAP measure, see “Appendix A” to this Proxy Statement.

Company Selected Measure Name	Organic Revenue Growth
Named Executive Officers, Footnote
(2)
Patrick G. Ryan was our PEO in 2021, 2022 and 2023. Prior to our IPO, Mr. Ryan did not receive any salary for his role as our Chief Executive Officer.
(4)
Our NEOs (other than our PEO) for 2022 and 2023 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, and Brendan M. Mulshine. Our NEOs (other than our PEO) for 2021 included Timothy W. Turner, Jeremiah R. Bickham, Mark S. Katz, Michael T. VanAcker, and Diane M. Aigotti. Diane M. Aigotti was our Chief Financial Officer until she resigned from the Company on March 1, 2021.

Peer Group Issuers, Footnote
(7)
Our Peer Group TSR for the relevant fiscal year represents the cumulative TSR of the S&P 500 Financials Sector Index, consistent with the industry index used in our “Performance Graph” pursuant to Section 201(e) of regulation S-K as presented in Item 5 of our Annual Report on Form 10-K. The Peer Group TSR is calculated from July 22, 2021, the first trading date of our Class A Common Stock after our IPO, through the end of the applicable year.

PEO Total Compensation Amount	$ 4,256,700	$ 4,478,995	$ 2,456,731
PEO Actually Paid Compensation Amount	$ 4,256,700	4,478,995	2,456,731
Adjustment To PEO Compensation, Footnote
(3)
Since our PEO has never received incentive equity grants and the Company does not have a pension plan, Compensation Actually Paid (“CAP”) to our PEO is the same amount as reported as total compensation in our Summary Compensation Table (“SCT”) for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,613,734	2,530,394	8,972,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,088,497	3,369,573	22,246,054
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table provides a reconciliation calculation of the average Non-PEO NEOs’ CAP back to the average Non-PEO NEOs’ SCT total:

Year	Average SCT Total	SCT Grant Date Fair Value Deduction	Year End Value of Equity Granted During Year and Unvested at End of Year	Fair Value as of Vesting Date of Equity Granted During Year and Vested During Year	Change in Fair Value of Equity Granted in Prior Year and Unvested at End of Year	Change in Fair Value of Equity Granted in Prior Year and Vested During Year	Average CAP

2023	$2,613,734	$(374,999)	$392,166	$—	$439,155	$18,441	$3,088,497
2022	2,530,394	(308,222)	367,125	—	928,526	(148,250)	3,369,573
2021	8,972,955	(4,324,316)	17,418,303	179,112	—	—	22,246,054

Compensation Actually Paid vs. Total Shareholder Return

The below chart depicts CAP to our Principal Executive Officer (“PEO”) and the average of our Non-PEO NEOs in relationship to our TSR for the same period. Our Non-PEO NEOs’ long-term incentive compensation is directly tied to the increase in value of our common stock.

Compensation Actually Paid vs. Net Income

The below chart depicts CAP to our PEO and the average of our Non-PEO NEOs in relationship to our Net Income for the same period. The Company does not use net income as a performance measure in its overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

The below chart depicts CAP to our PEO and the average of our Non-PEO NEOs in relationship to our Organic Revenue Growth for the same period. The Company first directly aligned short-term incentive compensation with Organic Revenue Growth in 2022, where 35% of each NEO’s short-term incentive compensation was tied to our Organic Revenue Growth performance and such alignment continued in 2023. See “Executive Compensation: Compensation Discussion and Analysis — Our Executive Compensation Program in Detail — Our Pay Philosophy — Short-Term Incentive Compensation” for further details.

Total Shareholder Return Vs Peer Group

As demonstrated by the following graph, the Company’s TSR increased 56% over the presented period in the table, while the Company’s peer group TSR increased 9% over the same period. The Company’s TSR generally outperformed the peer group during the period presented in the table, representing the Company’s superior financial performance as compared to the S&P 500 Financials Sector Index.

Tabular List, Table

For the fiscal year ending December 31, 2023, the most important financial performance measures used to link Compensation Actually Paid to our NEOs to Company performance were Organic Revenue Growth, Adjusted EBITDAC Margin, and TSR. Our NEOs’ total compensation is heavily weighted towards short and long-term performance with performance goals aligned with our stockholders’ interests. Each NEO’s short-term incentive compensation is primarily determined by Organic Revenue Growth and Adjusted EBITDAC Margin. See “Executive Compensation: Compensation Discussion and Analysis — Our Executive Compensation Program in Detail — Our Pay Philosophy —Short-Term Incentive Compensation” for further detail. Most of our NEOs have significant long-term equity incentive grants that vest over 5 or 10 years and as a result their actual compensation is directly tied to TSR. See “Executive Compensation: Compensation Discussion and Analysis — Our Executive Compensation Program in Detail — Our Pay Philosophy —Long-Term Incentive Compensation” for further detail.

Most Important Financial Performance Measures

Organic Revenue Growth
Adjusted EBITDAC Margin
Total Stockholder Return

Total Shareholder Return Amount	$ 156	151	147
Peer Group Total Shareholder Return Amount	109	97	109
Net Income (Loss)	$ 194,480,000	$ 163,257,000	$ 56,632,000
Company Selected Measure Amount	0.15	0.164	0.224
PEO Name	Patrick G. Ryan	Patrick G. Ryan	Patrick G. Ryan
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Non-GAAP Measure Description
(8)
Ryan Specialty’s most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal year 2023 is Organic Revenue Growth. Organic Revenue Growth is a Non-GAAP Measure. For a definition and a reconciliation of Organic Revenue Growth Rate to the most directly comparable GAAP measure, see “Appendix A” to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDAC Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Non-PEO NEO | SCT Grant Date Fair Value Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (374,999)	$ (308,222)	$ (4,324,316)
Non-PEO NEO | Year End Value of Equity Granted During Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,166	367,125	17,418,303
Non-PEO NEO | Fair Value as of Vesting Date of Equity Granted During Year and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	179,112
Non-PEO NEO | Change in Fair Value of Equity Granted in Prior Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,155	928,526	0
Non-PEO NEO | Change in Fair Value of Equity Granted in Prior Year and Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,441)	$ (148,250)	$ 0